Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events
Subsequent Events

44.   Subsequent Events:

(a)   On January 22, 2018, the Board of the subsidiary Banchile Securitizadora S.A., agreed to appoint Claudia Marcela Herrera García as the new Director of the company, until the next Ordinary Shareholders’ Meeting.

(b)   On January 25, 2018 in the Ordinary Session No. BCH 2,874, the Board of Directors of Banco de Chile agreed to convene an Ordinary Meeting of Shareholders for March 22, 2018, with the purpose of proposing, among other matters, the distribution of dividend No. 206 of Ch$3.14655951692 to each of the 99,444,132,192 shares, payable with charge to the distributable net income for the year ended December 31, 2017, corresponding to 60% of such net profits.

In addition, the Board of Directors agreed to convene an Extraordinary Shareholders’ Meeting to be held on the same date, in order to propose, among other matters, the capitalization of 40% of the Bank’s net distributable income pertaining to the 2017 financial year, through the issuance of fully paid-in shares, without nominal value, determined at a value of Ch$93.73 per share, which will be distributed among the shareholders at the rate of 0.02238030880 shares per share and adopting the necessary agreements subject to the exercise of the options provided under Article 31 of Law No. 19,396.

(c)   On January 25, 2018, Banco de Chile announced that in the Ordinary Session, the Board of Directors accepted the resignation presented by the Principal and Vice-Chairman, Mrs. Jane Fraser. Likewise, the Board of Directors appointed Mr. Alvaro Jaramillo Escallon as its Regular Director until the next Ordinary Shareholders’ Meeting. Additionally, in the same session, Mr. Jaramillo was appointed Vice Chairman of the Board of Directors.

(d)   At the Ordinary Shareholders’ Meeting, held on March 22, 2018, our shareholders agreed to the dividend No 206, and its distribution in the amount of Ch$3.14655951692 per “Banco de Chile” share, to be charged to net distributable income of Banco de Chile for 2017.  Moreover, at the Extraordinary Shareholders Meeting held on the same date, our shareholders agreed to a stock dividend in connection with the capitalization of 40% of our distributable net income obtained during the fiscal year 2017, through the issuance of fully paid-in shares, of no par value, with a value of Ch$93.73 per share.  This stock dividend will be distributed to the shareholders at the fixed rate of 0.02238030880 fully paid-in shares per share currently held, subject to the exercise of the options established in Article 31 of Law No. 19,396. This capitalization is currently subject to the SBIF’s approval.

Additionally, the shareholders appointed of Mr. Alvaro Jaramillo Escallon as its Director until the next renewal of the Board of Directors.

(e)   The Central Bank of Chile communicated to Banco de Chile that the Board of such institution (Consejo), in Special Session No 2140E, held on March 26, 2018, considered the resolutions adopted by the shareholders’ meetings of Banco de Chile on March 22, 2018, regarding distribution of dividends and the increase of capital through the issuance of fully paid-in shares corresponding to the 40% of the net income obtained during the fiscal year ending on December 31, 2017, the honourable Council of the Central Bank of Chile resolved to take the option that the entirety of its corresponding surplus, including the part of the profits proportional to the agreed capitalization, be paid to the Central Bank of Chile in cash currency, according to letter b) of article 31 of law No 19.396, regarding a modification of the way of payment of the subordinated obligation and other applicable legislation.

In Management’s opinion, there are no others significant subsequent events that affect or could affect the consolidated financial statements of the Bank and its subsidiaries between December 31, 2017 and the date of issuance of these consolidated financial statements.